RELATED PARTY BALANCES AND TRANSACTIONS (Narrative) (Details) ₪ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2021 ILS (₪)	Jun. 30, 2021 USD ($)
Related Party Transaction [Line Items]
Percentage discount on purchases	10.00%	10.00%
Percentage of mark up related to actual price of purchase	20.00%	20.00%
Percentage of discount on excess inventory	50.00%	50.00%
Nistec [Member]
Related Party Transaction [Line Items]
Percentage of standard discount	5.00%	5.00%
Percentage of commission	14.25%	14.25%
Nistec [Member] | NIS [Member]
Related Party Transaction [Line Items]
Total purchases	₪ 300
Reimbursement expense	10
Managements fees	₪ 90	$ 28